UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       February 9, 2011

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total:  $151274



List of Other Included Managers:

NONE








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6502    75337 SH       Sole                    75337
AT&T Inc.                      COM              00206R102      404    13735 SH       Sole                    13735
Apple Computer                 COM              037833100      323     1000 SH       Sole                     1000
Automatic Data Processing      COM              053015103     5481   118425 SH       Sole                   118425
BYD Co Ltd ADR                 COM              05606L100     1630   154250 SH       Sole                   154250
Bank Of Hawaii                 COM              062540109      236     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl A    COM              084670108     3614       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     6072    75800 SH       Sole                    75800
Bridgehampton National Bank    COM              108035106     3419   138710 SH       Sole                   138710
Bristol Myers                  COM              110122108      233     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     4606    49175 SH       Sole                    49175
Chevron Corporation            COM              166764100     1361    14913 SH       Sole                    14913
Cisco Sys Inc                  COM              17275R102     2873   142000 SH       Sole                   142000
Coca-Cola                      COM              191216100      845    12851 SH       Sole                    12851
Deere & Company                COM              244199105     1649    19850 SH       Sole                    19850
Diageo Plc                     COM              25243Q205     4261    57325 SH       Sole                    57325
Disney Walt Co                 COM              254687106      525    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1108    62200 SH       Sole                    62200
EOG Res Inc Com                COM              26875P101      384     4200 SH       Sole                     4200
Ei Dupont De Nemours & Co      COM              263534109      629    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     7227   126415 SH       Sole                   126415
Exxon Mobil Corp               COM              30231G102     8090   110644 SH       Sole                   110644
Factset Research Sys           COM              303075105     4423    47175 SH       Sole                    47175
General Elec Co                COM              369604103     7061   386054 SH       Sole                   386054
Google Inc. Cl A               COM              38259P508     6394    10765 SH       Sole                    10765
Heineken Holding               COM              N39338194      440    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     2806    56725 SH       Sole                    56725
Hewlett Packard                COM              428236103     1810    43000 SH       Sole                    43000
Honeywell International Inc    COM              438516106     3224    60650 SH       Sole                    60650
Intel Corp.                    COM              458140100     4912   233550 SH       Sole                   233550
International Business Machine COM              459200101     3599    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     4764    77024 SH       Sole                    77024
Kraft Foods Inc Class A        COM              50075N104     2945    93464 SH       Sole                    93464
L 3 Communications Hldg Corp   COM              502424104     4105    58240 SH       Sole                    58240
Laboratory Amer Hldgs Com New  COM              50540R409     1095    12450 SH       Sole                    12450
Medtronic Inc.                 COM              585055106      593    16000 SH       Sole                    16000
Microsoft Corp                 COM              594918104     1248    44700 SH       Sole                    44700
Nestle Sa                      COM              641069406     5444    92552 SH       Sole                    92552
Newell Rubbermaid Inc Com      COM              651229106      355    19500 SH       Sole                    19500
Nextera Energy Inc.            COM              65339F101      208     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      361     5750 SH       Sole                     5750
Pepsico Inc.                   COM              713448108     4790    73319 SH       Sole                    73319
Pfizer Inc.                    COM              717081103      703    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109      737    12600 SH       Sole                    12600
Plum Creek Timber Co.          COM              729251108      375    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6337    98513 SH       Sole                    98513
Schlumberger                   COM              806857108     5556    66540 SH       Sole                    66540
Staples Inc.                   COM              855030102     5053   221901 SH       Sole                   221901
Target Corp                    COM              87612E106     4953    82365 SH       Sole                    82365
Verizon Communications         COM              92343V104      260     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     4535   116400 SH       Sole                   116400
Wells Fargo & Co.              COM              949746101      217     7000 SH       Sole                     7000
Money Mkt Obligs Tr Autcash Mg                                 502   501939 SH       Sole                   501939